Segments - Financial Information of Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	$ 40,605	$ 38,779	$ 38,581	$ 38,553	$ 37,843	$ 38,920	$ 38,820	$ 39,370	$ 39,140	$ 119,142	$ 114,977	$ 153,756	$ 156,251	$ 165,079
Interest expense	3,076	3,125	3,307	3,957	4,174	4,629	5,025	5,551	5,819	9,167	11,438	14,563	21,024	27,733
Net interest income	37,529		35,274							109,975	103,539	139,193	135,227	137,346
Provision for loan losses	1,454	1,562	3,419	1,023	2,307	4,215	2,305	7,023	9,272	608	6,749	8,311	22,815	15,609
Noninterest income	11,931	11,312	12,542	12,867	14,804	11,565	12,576	12,525	12,229	35,118	40,215	51,527	51,912	44,057
Noninterest expense	27,282		26,729							84,103	84,055	112,294	117,242	97,917
Depreciation expense	898		835							2,543	2,667	3,507	3,912	4,254
Amortization of intangible assets	260		379							873	1,223	1,591	1,709	1,737
Provision (benefit) for income taxes	4,906	4,098	4,207	3,951	2,222	2,400	2,623	1,383	855	13,552	10,380	14,478	7,261	14,622
Net Income	14,660	11,859	12,247	14,103	12,330	9,524	12,595	8,600	3,480	43,414	38,680	50,539	34,200	47,264
Operating Segments [Member] | Community Banking [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	40,581		38,540							119,055	114,733	153,450	155,865	164,738
Interest expense	3,435		3,949							10,332	13,403	16,508	22,135	27,692
Net interest income	37,146		34,591							108,723	101,330	136,942	133,730	137,046
Provision for loan losses	1,454		3,419							608	6,749	8,311	22,815	15,609
Noninterest income	7,742		8,321							22,118	27,144	34,649	36,422	30,195
Noninterest expense	23,691		22,404							72,756	70,293	91,737	97,687	81,180
Depreciation expense	878		816							2,485	2,609	3,430	3,833	4,165
Amortization of intangible assets	238		355							805	1,148	1,492	1,600	1,619
Provision (benefit) for income taxes	4,577		4,027							12,579	10,004	17,212	10,207	17,911
Net Income	14,050		11,891							41,608	37,671	49,409	34,010	46,757
Operating Segments [Member] | Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	0		0							1	1	2	1	1
Interest expense	0		0							0	0			291
Net interest income	0		0							1	1	2	1	(290)
Provision for loan losses	0		0							0	0
Noninterest income	1,496		1,459							4,262	4,406	5,483	5,262	5,236
Noninterest expense	1,127		1,366							3,327	4,002	5,043	5,415	5,199
Depreciation expense	13		12							38	35	47	48	57
Amortization of intangible assets	13		13							38	38	51	52	52
Provision (benefit) for income taxes	120		18							301	56	120	(88)	(127)
Net Income	223		50							559	276	224	(164)	(235)
Operating Segments [Member] | Wealth Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	109		137							419	411	517	454	307
Interest expense	0		0							0	0
Net interest income	109		137							419	411	517	454	307
Provision for loan losses	0		0							0	0
Noninterest income	2,748		2,744							8,511	8,130	10,662	9,788	8,328
Noninterest expense	2,245		2,395							6,961	7,428	9,535	9,448	7,302
Depreciation expense	7		7							20	23	30	31	32
Amortization of intangible assets	9		11							30	37	48	57	66
Provision (benefit) for income taxes	209		162							672	320	660	352	493
Net Income	387		306							1,247	733	906	354	742
Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	(85)		(96)							(333)	(168)	(213)	(69)	33
Interest expense	(359)		(642)							(1,165)	(1,965)	(1,945)	(1,111)	(250)
Net interest income	274		546							832	1,797	1,732	1,042	283
Provision for loan losses	0		0							0	0
Noninterest income	(55)		18							227	535	733	440	298
Noninterest expense	219		564							1,059	2,332	5,979	4,692	4,236
Depreciation expense	0		0							0	0
Amortization of intangible assets	0		0							0	0
Provision (benefit) for income taxes	0		0							0	0	(3,514)	(3,210)	(3,655)
Net Income	$ 0		$ 0							$ 0	$ 0